Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

VIA EDGAR TRANSMISSION

May 3, 2023

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust
File Nos.	333-17391
Capital Advisors Growth Fund (S000005062)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended and the regulations thereunder, the Trust on behalf of its series, the Capital Advisors Growth Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated April 28, 2023, and filed electronically as Post-Effective Amendment No. 1126 to the Trust’s Registration Statement on Form N 1A on April 26, 2023.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust

Enclosure